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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: 03/31/06
                                                   --------------
      Check here if Amendment [ ]; Amendment Number:
                                                   --------------
       This Amendment (Check only one.):     [ ] is a restatement.
                                             [ ] adds new holdings
                                                  entries.
      Institutional Investment Manager Filing this Report:

      Name:    Timeless Investment Management & Research, LLC
               ---------------------------------------------
      Address: 150 N. Michigan Ave.
               ---------------------------------------------
               32nd Floor
               ---------------------------------------------
               Chicago, IL 60601
               ---------------------------------------------

      Form 13F File Number:  28-10318
                               -----------------
      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

      Name:    Patrick J. Wolcott
               ---------------------------------------------
      Title:   Principal
               ---------------------------------------------
      Phone:   (312) 233-9932
               ---------------------------------------------

      Signature, Place, and Date of Signing

      /s/ Patrick J. Wolcott    Chicago, Illinois            May 6, 2006
      ------------------------ ----------------------------- ----------------
      [Signature]              [City, State]                 [Date]

      Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                              ---------------
Form 13F Information Table Entry Total:                    38
                                              ---------------
Form 13F Information Table Value Total:       $197,748,170.00
                                              ---------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                    FORM 13 F

 Name of Reporting Manager: Timeless Investment Management & Research, LLC, 1Q06


                                                                                                   Investment Discretion
                                                                             Shares of ---------------------------------------------
                                                                             Principal             (b) Shared- As       (c) Shared-
Name of Issuer              Title of Class     CUSIP      Fair Market Value  Amount     (a) Sole   Defined in Instr. V  Other
------------------------------------------------------------------------------------------------------------------------------------
Common:
AMIS Holdings                                  031538101  $    7,054,116.00    778,600   756,800
Advo Inc                                       007585102  $      928,000.00     29,000    24,100
Albany International                           012348108  $    5,663,983.00    148,700   144,500
BJs Whsl Club                                  05548J106  $    5,741,122.00    182,200   177,100
BOK Finl Corp                                  05561Q201  $    5,553,127.00    116,785   113,485
Bandag Inc                                     059815100  $    5,405,417.00    129,100   129,100
Bob Evans Farms                                096761101  $    6,179,680.00    208,000   202,200
CEC Entertainment                              125137109  $    5,406,096.00    160,800   156,300
Corintian College                              218868107  $    5,616,000.00    390,000   379,100
Dentsply International                         249030107  $    6,838,440.00    117,600   114,300
Devry Inc                                      251893103  $    3,479,256.00    152,800   148,500
Diagnostic Products                            252450101  $    5,744,178.00    120,600   117,200
Educate                                        28138P100  $    6,695,016.00    785,800   763,800
Entegris                                       29362U104  $    3,515,456.00    330,400   321,100
G & K Services Inc Cl-A                        361268105  $    6,270,396.00    147,400   143,300
Gentex Corp                                    371901109  $    4,750,866.00    272,100   264,500
Hewitt Associates                              42822Q100  $    6,203,764.00    208,600   202,800
Insight Enterprises                            45765U103  $    5,548,721.00    252,100   245,000
International Speedway                         460335201  $    5,695,710.00    111,900   108,800
Invacare Corp                                  461203101  $    3,276,830.00    105,500   102,500
Jack Henry & Associates                        426281101  $    5,648,890.00    247,000   240,100
Kaydon Corp                                    486587108  $    4,649,472.00    115,200   111,900
Laureate Education Inc                         518613104  $    4,192,524.00     78,600    76,400
Littelfuse                                     537008104  $    4,436,900.00    130,000   125,900
Monaco Coach                                   60886R103  $    5,544,920.00    413,800   402,100
National Instruments Corp                      636518102  $    3,588,200.00    110,000   107,000
OSI Restaurant Partners                        67104A101  $    5,605,600.00    127,400   123,800
Parexel International                          699462107  $    7,881,764.00    298,100   289,800
Perrigo Co                                     714290103  $    5,817,777.00    356,700   346,700
Private Bancorp                                742962103  $    6,069,987.00    146,300   142,200
Roper Inds                                     776696106  $    3,433,278.00     70,600    68,600
Swift Transportation                           870756103  $    7,220,879.00    332,300   323,000
Tetra Tech                                     88162G103  $    3,615,646.00    189,400   184,100
Valassis Communications                        918866104  $    5,727,150.00    195,000   189,500
Varian Inc                                     922206107  $    5,806,380.00    141,000   137,100
Waters Corp                                    941848103  $    5,186,630.00    120,200   116,400
Werner Enterprises                             950755108  $    6,182,883.00    336,575   327,075
World Fuel Services                            981475106  $    1,573,116.00     38,900    38,900

                            Subtotal Common               $  197,748,170.00
                                                          -----------------
Preferred:

                            Subtotal Preferred            $               -
                                                          -----------------
                            Grand Total                   $  197,748,170.00
                                                          -----------------

                                              Voting Authority (Shares)
                            Managers See   --------------------------------
Name of Issuer              Instr. V       (a) Sole   (b) Shared   (c) None
--------------------------  ------------   --------   ----------   --------
Common:
AMIS Holdings                                21,800                 756,800
Advo Inc                                      4,900                  24,100
Albany International                          4,200                 144,500
BJs Whsl Club                                 5,100                 177,100
BOK Finl Corp                                 3,300                 113,485
Bandag Inc                                                          129,100
Bob Evans Farms                               5,800                 202,200
CEC Entertainment                             4,500                 156,300
Corintian College                            10,900                 379,100
Dentsply International                        3,300                 114,300
Devry Inc                                     4,300                 148,500
Diagnostic Products                           3,400                 117,200
Educate                                      22,000                 763,800
Entegris                                      9,300                 321,100
G & K Services Inc Cl-A                       4,100                 143,300
Gentex Corp                                   7,600                 264,500
Hewitt Associates                             5,800                 202,800
Insight Enterprises                           7,100                 245,000
International Speedway                        3,100                 108,800
Invacare Corp                                 3,000                 102,500
Jack Henry & Associates                       6,900                 240,100
Kaydon Corp                                   3,300                 111,900
Laureate Education Inc                        2,200                  76,400
Littelfuse                                    4,100                 125,900
Monaco Coach                                 11,700                 402,100
National Instruments Corp                     3,000                 107,000
OSI Restaurant Partners                       3,600                 123,800
Parexel International                         8,300                 289,800
Perrigo Co                                   10,000                 346,700
Private Bancorp                               4,100                 142,200
Roper Inds                                    2,000                  68,600
Swift Transportation                          9,300                 323,000
Tetra Tech                                    5,300                 184,100
Valassis Communications                       5,500                 189,500
Varian Inc                                    3,900                 137,100
Waters Corp                                   3,800                 116,400
Werner Enterprises                            9,500                 327,075
World Fuel Services